Schedule of Assets and Liabilities Related to Operating Lease (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Subsequent Events [Abstract]
Operating lease assets	$ 106,386	$ 164,288	$ 1,272,920
Total lease assets	106,386	164,288	1,387,460
Current:
Operating lease liabilities	99,188	364,269	414,215
Long-term:
Operating lease liabilities	18,073	669,286	$ 878,809
Total lease liabilities	$ 117,261	$ 1,033,555